Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity File Number	1-225
Entity Registrant Name	KIMBERLY CLARK CORP
Entity Central Index Key	0000055785
Entity Tax Identification Number	39-0394230
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	P.O. Box 619100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75261-9100
City Area Code	972
Local Phone Number	281-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.25 Par Value
Trading Symbol	KMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false